Summary of Significant Accounting Policies - Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets [Abstract]
Balance beginning		$ 12,796
Provisions for doubtful accounts	56
Write offs		(12,752)
Changes due to foreign exchange		(44)
Balance ending	$ 56